COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2016
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of Common Shares

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2014	757,114	15,205
Issuance of common shares for cash	22,365	1,115
Outstanding at December 31, 2014	779,479	16,320
Outstanding at December 31, 2015	779,479	16,320
Issuance of common shares for cash	79,656	4,661
Outstanding at December 31, 2016	859,135	20,981

Schedule of Options Valuation Assumptions
TransCanada used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

year ended December 31	2016	2015	2014

Weighted average fair value	$5.67	$6.45	$5.54
Expected life (years)	5.8	5.8	6.0
Interest rate	0.7%	1.1%	1.8%
Volatility[1]	21%	18%	17%
Dividend yield	4.9%	3.7%	3.8%
Forfeiture rate	5%	5%	5%

1	Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.

Schedule of Additional Option Information
The following table summarizes additional stock option information:

year ended December 31	2016	2015	2014
(millions of Canadian $, unless otherwise noted)

Total intrinsic value of options exercised	31	10	21
Fair value of options that have vested	126	91	95
Total options vested	2.1 million	2.0 million	1.7 million